FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Financial items	NOTE 7 – FINANCIAL ITEMS

USDm	2025	2024	2023
Financial income
Interest income from cash and cash equivalents, including restricted cash ¹⁾	11.1	24.5	14.2
Exchange rate adjustments, including gain from forward exchange rate contracts	0.3	—	—
Other financial income	1.9	0.3	0.1
Total	13.3	24.8	14.3

Financial expenses
Interest expenses on borrowings ¹⁾	68.3	69.7	55.6
Financial expenses arising from lease liabilities regarding right-of-use assets	0.8	0.6	0.5
Exchange rate adjustments, including loss from forward exchange rate contracts	—	0.7	0.4
Commitment fee	3.3	1.9	1.3
Amortization of interest rate swaps	1.3	1.7	2.2
Ineffectiveness on interest rate swaps	(0.8)	(1.5)	(2.4)
Other financial expenses	1.5	1.0	3.3
Total	74.4	74.1	60.9

Total financial items	(61.1)	(49.3)	(46.6)
1) Interest for financial assets and liabilities not at fair value through profit and loss.
Accounting Policies
Financial income
Financial income comprises interest income, realized and unrealized exchange rate gains relating to transactions in currencies other than the functional currency, realized gains from other equity investments and securities, unrealized gains from securities, dividends received, and other financial income. Interest is recognized in accordance with the accrual basis of accounting considering the effective interest rate. Dividends from other investments are recognized when the right to receive payment has been decided, which is typically when the dividend has been declared and can be received without conditions.
Financial expenses
Financial expenses comprise interest expenses, financing costs of leases liabilities, realized and unrealized exchange rate losses relating to transactions in currencies other than the functional currency, realized losses from other equity investments and securities, unrealized losses from securities, and other financial expenses including payments under interest rate hedge instruments. Interest is recognized in accordance with the accrual basis of accounting considering the effective interest rate.